INCOME TAXES (Schedule of Deferred Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating loss carry-forwards	$ 77,325	$ 76,615
Accrued employees costs	1,673	1,529
Reserves and allowances	6,118	5,766
Intangibles	1,564	3,577
Restructured loan (see Note 8)	1,569	1,621
Research and development expenses	5,895	4,531
Other	1,902	1,764
Deferred tax assets before valuation allowance	96,046	95,403
Valuation allowance	(91,633)	(91,175)
Deferred tax assets	4,413	4,228
Deferred tax liabilities:
Goodwill	(11,325)	(10,084)
Deferred tax liabilities	$ (11,325)	$ (10,084)